Alternative Energy Finance Corporation (AEFC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Alternative Energy Finance Corporation (AEFC) (Details) [Line Items]
Loans and Leases Receivable, Net Amount	$ 13,293	$ 21,712	$ 12,997
Impaired Financing Receivable, Unpaid Principal Balance	7,577
Gain (Loss) on Disposition of Assets	$ 12,000
Subsidiaries [Member]
Alternative Energy Finance Corporation (AEFC) (Details) [Line Items]
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%	8.00%
Loans and Leases Receivable, Gross	$ 21,936	$ 40,897